Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Warrants Activity
	Six months ended June 30,
	2026		2025
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at beginning of period	504,487	$23.09	509,674	$30.15
Issued	-	$-	-	$-
Exercised	-	$-	-	$-
Forfeited and expired	(11,972)	$375.00	(1,517)	$150.00
Outstanding and exercisable at end of period	492,515	$14.53	508,157	$29.74

Schedule of Warrants Outstanding

Set forth below is data regarding the range of exercise prices and expiration dates for warrants outstanding at June 30, 2026:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
238,096	$21.00	May 29, 2024	November 29, 2029 (i)
8,335	$26.25	May 29, 2024	May 27, 2029 (ii)
1,667	$48.75	November 26, 2024	February 2, 2027
1,667	$63.75	November 26, 2024	February 2, 2027
116,667	$15.00	November 24, 2025	November 30, 2030
79,708	$0.015	November 24, 2025	None
46,375	$0.015	November 24, 2025	None
492,515

(i)	The earlier of (a) November 29, 2029 and (b) the 60th day following the Company’s public announcement of its filing with the U.S. Food and Drug Administration for approval for AllocetraTM’s osteoarthritis related indication (the “Series B Milestone Event”).

(ii)	The earlier of (a) May 27, 2029 and (b) 60 days following the Series B Milestone Event.